INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The company's income tax expense is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Current tax:
Current tax on profits for the year	$36	$—	$1
Adjustments in respect of prior years	(15)	—	—
Total current tax expense	21	—	1
Deferred tax:
Origination and reversal of temporary differences	(4)	(1)	2
Adjustments in respect of prior years	14	—	—
Total deferred tax expense	10	(1)	2
Total income tax expense (recovery)	$31	$(1)	$3
The Company’s income tax expense is reconciled as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Net (loss) income before income tax	532	(113)	10
Income tax at statutory tax rate	87	(7)	3

Tax effect of:
International operations subject to different tax rates	(59)	6	—
Other	3	—	—

Total income tax expense (recovery)	$31	$(1)	$3

Schedule of Effective Income Tax Rate Reconciliation
The company’s effective tax rate is different from the Company’s statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Statutory income tax rate	16.4%	6.4%	26.5%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(11.2)%	(5.9)%	—%
Other	0.8%	—%	—%
Effective income tax rate	5.8%	0.5%	26.5%

Schedule of Deferred Tax Assets
The gross movement on the deferred tax asset is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Deferred tax asset, beginning of year	$44	$—
Recognized in net income (loss)	(10)	1
Business combination	369	2
Recognized in equity	86	21
Foreign exchange and other	1	20
Deferred tax assets, end of year	$490	$44
Deferred tax asset recognized relates to the following temporary differences:

AS AT DEC. 31 US$ MILLIONS	2022	2021
Non-capital loss carryforwards	$7	$18
Investments	430	1
Future policy benefits	(31)	21
Participating policyholder liabilities	55	—
Deferred acquisition costs	38	—
Tax credit carryforwards	4	2
Other	(13)	2
Deferred tax asset	$490	$44

Income Tax Recovery Recognized in Other Comprehensive Income
Income tax recovery recognized in other comprehensive income consist of the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Fair value through OCI securities	$271	$16	$(12)
Other	(187)	(26)	—
Total income tax recovery in other comprehensive income	$84	$(10)	$(12)